7. Research and Development Expenses	12 Months Ended
Dec. 31, 2017
Research And Development Expenses
Research and Development Expenses

The following table shows the different types of expenses allocated to research and development costs for the years ended December 31:

	2015	2016	2017

Third-party services	15,386	20,170	12,299
Personnel expenses	3,637	6,648	5,639
Legal, consulting and patent expenses	902	758	890
Cost of Materials	902	1,028	994
Amortization and depreciation	308	322	309
Operating lease expenses	267	297	345
Other expenses	606	957	1,013
	22,008	30,180	21,489